Lease liabilities (Tables)	12 Months Ended
Mar. 31, 2024
Presentation of leases for lessee [abstract]
Summary of Lease liabilities

	As at March 31,
	2023	2024	2024
	(INR)	(INR)	(USD)
Non-current
Lease liabilities (refer Note 37)	5,471	7,477	90
	5,471	7,477	90

Current
Lease liabilities (refer Note 37)	698	868	10
Total	698	868	10